Concentrations (Details)	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Customers [Member]
Concentrations (Details) [Line Items]
Number of customers	3	2
Percentage of billings	64.24%	34.00%
Contract receivable (in Dollars)	$ 1,381,875	$ 149,070
Suppliers [Member]
Concentrations (Details) [Line Items]
Number of suppliers	3	3
Percentage of total expenses	40.10%	45.20%
Accounts payable (in Dollars)	$ 279,082	$ 170,963